Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2021
Critical accounting estimates and judgments
Critical accounting estimates and judgments

4            Critical accounting estimates and judgments

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)	Goodwill impairment assessment

The Group tests annually whether goodwill has suffered any impairment, in accordance with the accounting policy stated in Note 2.9(a). The recoverable amounts of cash-generating units have been determined based on value-in-use calculations. These calculations require the use of estimates. The value-in-use calculations primarily use cash flow projections based on financial budgets approved by the Board of Directors. There is a number of assumptions and estimates involved in the preparation of cash flow projections for the periods covered by the approved budgets. Key assumptions include the expected growth rates, timing of future capital expenditures and selection of discount rates to reflect the risks involved.

Management prepares the financial budgets reflecting actual and prior year performance and market development expectations.

(b)	Purchase price allocation

The application of business combination accounting requires the use of significant estimates and assumptions. The purchase method of accounting for business combinations requires the Group to estimate the fair value of assets acquired and liabilities assumed to properly allocate purchase price consideration between assets that are depreciated and amortised from goodwill. This exercise requires the use of management’s assumptions, which would not reflect unanticipated events and circumstances that may occur.

(c)	Fair values of Series A Preferred Shares, convertible notes and exchangeable note liabilities

The Series A Preferred Shares, convertible notes and exchangeable note liabilities are not traded in an active market and the respective fair values are determined by using valuation techniques. The directors have used the market comparable approach to determine the underlying equity value of the Company and adopted equity allocation model to determine the fair values of the Series A Preferred Shares, convertible notes and exchangeable note liabilities.

4            Critical accounting estimates and judgments (Continued)

(d)	Estimated useful lives of property, plant and equipment and intangible assets

The Group’s management determines the estimated useful lives and related depreciation and the amortisation charges for the Group’s property, plant and equipment and intangible assets with reference to the estimated periods that the Group intends to derive future economic benefits from the use of these assets. Management performs periodic review of the estimated useful lives of property, plant and equipment and intangible assets, and will revise the depreciation and amortisation charges where estimated useful lives are different than those previously estimated.